Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss-	$ (9,607,134)	$ (14,108,343)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	4,307,594	7,809,893
(Gain) loss on derivative valuation	(2,037,325)	749,166
Derivative attached to preferred stock	110,990
Loss on settlement of debt	23,133
Loss on settlement of license	164,667
Stock issued for services	497,429	1,201,602
Depreciation and amortization	2,541,961	1,209,769
Amortization of debt discount	37,306
Changes in operating assets and liabilities:
Accounts receivable and billings in excess	(2,528,555)	32,800
Inventory	251,903	(347,174)
Construction in progress	(401,886)
Prepaid expenses and deposits	303,819	(355,989)
Accrued dividends payable	(240,921)	54,155
Accounts payable and accrued expenses	1,048,163	(391,958)
Net Cash Used in Operating Activities	(5,528,856)	(4,146,079)
INVESTING ACTIVITIES
Acquisition of subsidiaries		(1,185,392)
Purchase of license		(100,000)
Purchase of property and equipment	(10,188)	(135,360)
Net Cash Used in Investing Activities	(10,188)	(1,420,752)
FINANCING ACTIVITIES
Proceeds from warrants exercised	91,950
Proceeds from related party loans	1,605,000	22,096
Proceeds from preferred stock	3,598,388	2,000,000
Acquisition of subsidiary		1,800,978
Proceeds from notes payable	1,208,008
Repayment of notes payable	(825,787)	(1,629,231)
Repayment of notes payable - related party	(6,614)
Net Cash Provided by Financing Activities	5,670,945	2,193,843
NET INCREASE (DECREASE) IN CASH	131,901	(3,372,988)
CASH AT BEGINNING OF PERIOD	527,108	3,900,096
CASH AT END OF PERIOD	659,009	527,108
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	83,625	49,324
NON CASH FINANCING ACTIVITIES:
Common stock issued upon conversion of debt	1,441,180
Common stock issued for conversion of preferred stock	708
Common stock cancelled for technology	(253,917)
Common stock issued for acquisition of subsidiary		7,537,817
Common stock issued for license		177,000
Common stock cancelled for subscription	(2,632,192)
Common stock cancelled	(84)
Cashless exercise of warrants	147
Initial debt discounts on notes payable	71,172
Interest reclassification to notes payable	7,853
Preferred dividends declared	545,020
Warrant vesting recognized as a prepaid expense	513,294
Warrants exercised for accrued wages	36,660
Shares issued for construction in progress costs	$ 486,650